FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, February 1, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     5571 66075.000SH       SOLE                53815.000         12260.000
AT&T                           COM              00206R102    11490 276465.000SH      SOLE               244292.000         32173.000
AllianceBernstein Holding LP   COM              01881G106      273 3630.000 SH       SOLE                 2180.000          1450.000
Allstate Corp.                 COM              020002101     3721 71250.000SH       SOLE                65750.000          5500.000
American International Group   COM              026874107     6907 118465.000SH      SOLE               102615.000         15850.000
Anadarko Petroleum Corp        COM              032511107    10214 155494.000SH      SOLE               140089.000         15405.000
Apache Corp.                   COM              037411105      222 2065.000 SH       SOLE                 1340.000           725.000
Atmel Corp.                    COM              049513104     3918 906880.000SH      SOLE               801420.000        105460.000
BP PLC-Spons ADR               COM              055622104      427 5830.576 SH       SOLE                 5034.576           796.000
Bank of New York Mellon Corp.  COM              064058100     9606 197010.000SH      SOLE               177605.000         19405.000
Bard, C.R.                     COM              067383109      339 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     6135 145890.000SH      SOLE               138765.000          7125.000
Berkshire Hathaway Cl B        COM              084670207      535  113.000 SH       SOLE                   45.000            68.000
Best Buy Company Inc           COM              086516101     9502 180480.000SH      SOLE               161190.000         19290.000
Bristol Myers Squibb           COM              110122108      207 7800.000 SH       SOLE                 6700.000          1100.000
Caterpillar Inc.               COM              149123101     7947 109520.158SH      SOLE                98635.158         10885.000
Chevron Corporation            COM              166764100     1008 10805.082SH       SOLE                10805.082
Citigroup, Inc.                COM              172967101     5408 183707.000SH      SOLE               165987.000         17720.000
Clorox Company                 COM              189054109     4808 73775.000SH       SOLE                61765.000         12010.000
Coca-Cola Company              COM              191216100     7354 119836.000SH      SOLE                97451.000         22385.000
Coca-Cola Enterprises          COM              191219104     3528 135520.000SH      SOLE               126820.000          8700.000
Colgate Palmolive              COM              194162103      601 7703.000 SH       SOLE                 5703.000          2000.000
Comerica Inc                   COM              200340107      575 13208.000SH       SOLE                 7150.000          6058.000
Conagra Foods Inc.             COM              205887102     9353 393130.000SH      SOLE               353645.000         39485.000
El Paso Corp                   COM              28336L109      690 40000.000SH       SOLE                40000.000
Emerson Electric Company       COM              291011104      233 4110.000 SH       SOLE                 3600.000           510.000
Exxon Mobil Corporation        COM              30231G102     2884 30778.000SH       SOLE                18816.000         11962.000
FedEx Corporation              COM              31428X106     8765 98295.000SH       SOLE                88455.000          9840.000
General Electric               COM              369604103    11825 318990.973SH      SOLE               278350.973         40640.000
General Mills                  COM              370334104     8601 150890.000SH      SOLE               133055.000         17835.000
Grainger W.W.                  COM              384802104      350 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103    12552 248646.378SH      SOLE               222017.378         26629.000
Honeywell International, Inc.  COM              438516106      353 5731.389 SH       SOLE                 5731.389
IBM                            COM              459200101     4274 39540.743SH       SOLE                33220.743          6320.000
ING Groep N.V.                 COM              456837103      420 10800.000SH       SOLE                10800.000
Idearc Inc.                    COM              451663108     2279 129770.000SH      SOLE               116224.000         13546.000
Intel Corp                     COM              458140100      346 12960.000SH       SOLE                 9360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     7816 179071.000SH      SOLE               159076.000         19995.000
Johnson & Johnson              COM              478160104     9499 142413.598SH      SOLE               129873.598         12540.000
Kohl's Corp.                   COM              500255104     6033 131715.000SH      SOLE               116770.000         14945.000
Marsh & McLennan               COM              571748102     6564 247990.000SH      SOLE               225390.000         22600.000
McDonalds Corp                 COM              580135101      877 14890.000SH       SOLE                10090.000          4800.000
Medtronic Inc                  COM              585055106     3799 75565.000SH       SOLE                66140.000          9425.000
Merck & Company                COM              589331107      434 7475.000 SH       SOLE                  675.000          6800.000
Micron Technology, Inc.        COM              595112103     1188 163840.000SH      SOLE               160315.000          3525.000
Microsoft Corp.                COM              594918104      236 6633.000 SH       SOLE                 5893.000           740.000
Nabors Industries Ltd          COM              G6359F103     5991 218735.000SH      SOLE               201015.000         17720.000
Newmont Mining Corp.           COM              651639106     4422 90555.000SH       SOLE                71080.000         19475.000
Noble Corp                     COM              G65422100     2024 35820.000SH       SOLE                32600.000          3220.000
Oracle Corp.                   COM              68389X105    10783 477568.000SH      SOLE               429768.000         47800.000
Parker Hannifin Corp.          COM              701094104     6671 88578.500SH       SOLE                78855.500          9723.000
PepsiCo                        COM              713448108      423 5576.886 SH       SOLE                 5176.886           400.000
Pfizer                         COM              717081103      477 20975.000SH       SOLE                 2975.000         18000.000
Proctor & Gamble               COM              742718109      201 2744.000 SH       SOLE                 2744.000
Royal Dutch Shell PLC - Class  COM              780259206      773 9185.000 SH       SOLE                  785.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     8789 105890.992SH      SOLE                92847.993         13043.000
S&P 500 Depository Receipt     COM              78462F103      702 4798.000 SH       SOLE                 3973.000           825.000
Schering Plough                COM              806605101      317 11901.000SH       SOLE                 7601.000          4300.000
Seagate Technology             COM              G7945J104     6609 259170.000SH      SOLE               232020.000         27150.000
Staples, Inc.                  COM              855030102     6996 303245.000SH      SOLE               267400.000         35845.000
Stryker Corp                   COM              863667101     6260 83778.000SH       SOLE                72903.000         10875.000
Symantec Corp                  COM              871503108     6824 422775.000SH      SOLE               377435.000         45340.000
Time Warner Inc.               COM              887317105     5606 339540.000SH      SOLE               312815.000         26725.000
Transocean, Inc.               COM              G90073100     7264 50746.892SH       SOLE                44362.892          6384.000
U.S. Bancorp                   COM              902973304     3803 119827.000SH      SOLE               110387.000          9440.000
Verizon Communications         COM              92343V104    11163 255500.000SH      SOLE               225006.000         30494.000
WalMart Stores                 COM              931142103     8924 187752.000SH      SOLE               167647.000         20105.000
Wells Fargo & Co.              COM              949746101     5917 196005.000SH      SOLE               173645.000         22360.000
Williams Cos. Inc.             COM              969457100     8742 244320.000SH      SOLE               214275.000         30045.000
Wyeth                          COM              983024100     7671 173587.000SH      SOLE               150112.000         23475.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $327,018